FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for twelve month period ending: 12/31/2013

Is this a transition report? N

Is this an amendment to a previous filing? N

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name: VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
	B.	File Number: 811-07549
	C.	Telephone Number: 303-737-3000

2.	A.	Street: 8515 EAST ORCHARD ROAD
	B.	City: GREENWOOD VILLAGE
	C.	State: COLORADO
	D.	Zip Code: 80111
	E.	Foreign Country:

3.	Is this the first filing on this form by Registrant? N

4.	Is this the last filing on this form by Registrant? N

5.	Is Registrant a small a business investment N company (SBIC)? (If yes, complete only 89-110)

6.	Is Registrant a unit investment trust (UIT)? (If Y yes, complete only 111 through 133)

111.

112.

113.

114.

115.

116.

117.

118.

119.

120.

121.

122.

123.	$162,974

124.

125.

126.	$0

127.	A.
	B.
	C.
	D.
	E.
	F.
	G.
	H.
	I.
	J.	1	$1,287,083 $0
	K.
	L.	1	$1,287,083 $0

128.

131.	$9,039

132.

133.	None

Signature Page

The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of:	Greenwood Village	State of:	Colorado	Date:	February 27, 2014

Name of Registrant, Depositor, or Trustee:

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY

By:	/s/ Michael Cirelli	Witness	/s/ Michelle Davis
	Michael Cirelli		Michelle Davis
	Senior Counsel		Senior Paralegal